GENERAL (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Jun. 01, 2026	May 11, 2026	Feb. 17, 2026	Nov. 18, 2025	Oct. 23, 2025	Aug. 07, 2025	Jun. 16, 2025	Jan. 15, 2025	Jun. 30, 2026	May 31, 2026	May 10, 2026	Feb. 16, 2026	Feb. 13, 2026	Nov. 17, 2025	Oct. 22, 2025	Aug. 06, 2025	Jun. 15, 2025	Jan. 14, 2025
IfrsStatementLineItems [Line Items]
Accumulated losses									$ 295,500
Reverse stock split	this reverse split consolidated every 2.285 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 20 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 4.8828125 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 8 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 10.89958 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 7.0 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 4.1 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	This reverse split consolidated every 28.5 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share
Par value per share													$ 0.0001
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Minimum bid price	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Number of outstanding shares	650	614	2,180	1,050	1,400	1,000	1,000	1,163		1,500	12,000	10,670		8,400	15,500	9,000	4,000	33,155
Par value per share	$ 0.00000000558603475	$ 0.000000002443890203125	$ 0.00000000012219451015625	$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.000000000000287	$ 0.000000000000041	$ 4.70250014886352	$ 0.00000000558603475	$ 0.000000002443890203125	$ 0.00000000012219451015625	$ 0.00000000002502543568		$ 0.00000000000312817946	$ 0.000000000000287	$ 0.00000000000041	$ 0.00000000000001	$ 0.165
Standby equity purchase agreement [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Debt issued									$ 100,000
Standby equity purchase agreement [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Debt issued									$ 250,000